Geographic information	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
16. Geographic information

NXT conducts all of its survey operations from its head office in Canada, and has a one person administrative office in Colombia. NXT has no long term assets outside of Canada. Revenues were derived by geographic area as follows:

	2013	2012	2011
Asia (Pakistan)	$2,659,292	$-	$-
Central America (Mexico, Belize, Guatemala)	24,803	6,403,534	-
South America (Colombia, Argentina)	-	4,534,041	-
North America (United States)	-	-	144,650
	2,684,095	10,937,575	144,650